UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Institutional Preferred Money Market Fund
Statement of Investments
December 31, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 45.8%	Amount ($)	Value ($)

Barclays Bank PLC (London)
2.02%, 3/10/2005	300,000,000	300,000,000
Bayerische Landesbank Girozentrale (London)
2.14%, 1/10/2005	100,000,000	100,000,000
BNP Paribas (Yankee)
2.37%, 2/17/2005	200,000,000	200,000,000
Calyon (London)
2.38%, 2/17/2005	150,000,000	150,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.37%, 2/17/2005	170,000,000	170,000,000
Depfa Bank PLC (Yankee)
2.38%, 2/15/2005	250,000,000	250,000,000
HBOS Treasury Services PLC (London)
2.45%, 3/17/2005	300,000,000	300,000,000
Landesbank Baden-Wuerttemberg (London)
2.35%, 2/11/2005	200,000,000	200,000,000
Landesbank Hessen - Thuringen Girozentrale (London)
2.02% - 2.33%, 2/2/2005 - 3/10/2005	250,000,000	250,001,600
Natexis Banques Populares (Yankee)
2.15%, 4/12/2005	150,000,000	150,000,000
Northern Rock PLC (London)
2.02%, 3/9/2005	100,000,000	100,000,000
Royal Bank of Scotland PLC (London)
2.14%, 1/10/2005	400,000,000	400,000,000
Societe Generale (London)
2.45%, 3/17/2005	350,000,000	350,000,000
Svenska Handelsbanken (Yankee)
2.35%, 2/11/2005	200,000,000	200,000,000
Toronto-Dominion Bank (Yankee)
2.15%, 4/15/2005	100,000,000	100,000,000
UniCredito Italiano SpA (London)
2.14%, 1/10/2005	350,000,000	350,000,000
Washington Mutual Bank
2.25% - 2.33%, 2/2/2005	430,000,000	430,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,000,001,600)		4,000,001,600

Commercial Paper - 14.4%

Atlantis One Funding Corp.
2.15%, 4/12/2005	200,000,000 a	198,804,833
BNP Paribas Finance Inc.
2.25%, 1/3/2005	150,000,000	149,981,250
Cafco LLC
2.37%, 2/17/2005	100,000,000 a	99,691,889

Deutsche Bank Financial LLC
2.25%, 1/3/2005	200,000,000		199,975,000
Seb Funding Inc.
2.16%, 4/15/2005	150,000,000		149,072,667
Societe Generale N.A. Inc.
2.35%, 2/11/2005	100,000,000		99,733,500
Spintab Ab
2.14% - 2.40%, 1/10/2005 - 2/15/2005	165,000,000		164,666,637
UBS Finance Delaware LLC
2.23%, 1/3/2005	200,000,000		199,975,222
Total Commercial Paper
(cost $1,261,900,998)			1,261,900,998

Corporate Notes - 5.7%

Fifth Third Bancorp
2.37%, 11/23/2005	200,000,000 a,b		200,000,000
Sigma Finance Inc.
2.32% - 2.33%, 1/27/2005 - 3/7/2005	300,000,000 b		299,995,608
Total Corporate Notes
(cost $499,995,608)			499,995,608

Promissory Notes - 1.5%

Goldman Sachs Group Inc.
1.50%, 4/7/2005		130,000,000
(cost $130,000,000)	130,000,000 c		130,000,000

Short Term Bank Notes - 1.7%

Bank of America N.A.
2.30%, 3/15/2005		150,000,000
(cost $150,000,000)	150,000,000 b		150,000,000

U.S. Government Agencies - 14.9%

Federal Home Loan Banks, Floating Rate Notes
2.31%, 8/4/2005 - 4/11/2006	600,000,000 b		599,705,355
Federal Home Loan Banks, Notes
1.32% - 1.42%, 3/11/2005 - 4/29/2005	300,000,000		300,000,000
Federal National Mortgage Association, Notes
1.35% - 1.37%, 2/11/2005 - 2/25/2005	400,000,000		400,000,000
Total U.S. Government Agencies
(cost $1,299,705,355)			1,299,705,355

Time Deposits - 15.8%

Chase Manhattan Bank USA (Grand Cayman)
2.00%, 1/3/2005	400,000,000		400,000,000
Fortis Bank (Grand Cayman)
2.19%, 1/3/2005	200,000,000		200,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
2.25%, 1/3/2005	300,000,000		300,000,000
National City Bank (Grand Cayman)
1.75%, 1/3/2005	328,000,000		328,000,000
Rabobank Nederland (Grand Cayman)
2.16%, 1/3/2005	150,000,000		150,000,000
Total Time Deposits

(cost $1,378,000,000)
1,378,000,000
Total Investments (cost $8,719,603,561)	99.8%	8,719,603,561
Cash and Receivables (Net)	0.2%	20,631,200
Net Assets	100.0%	8,740,234,761

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $498,496,722 or 5.7% of net assets. These securities have been determined to be liquid by the Fund's board. b Variable interest rate - subject to periodic change. c These notes were acquired for investment, not with the intent to distribute or sell. Securities restricted as to public resale. This security was acquired on 4/7/04 at a cost of $130,000,000. At December 31,2004, the aggregate value of this security was $130,000,000 or 1.5% of net assets and is valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Institutional Preferred Plus Money Market Fund
Statement of Investments
December 31, 2004 (Unaudited)

	Principal
Commercial Paper - 11.3%	Amount ($)	Value ($)

BNP Paribas Finance Inc.
2.25%, 1/3/2005	20,000,000	19,997,500
Deutsche Financial LLC
2.25%, 1/3/2005	20,000,000	19,997,500
UBS Finance Delaware LLC
2.23%, 1/3/2005	20,000,000	19,997,522
Total Commercial Paper
(cost $59,992,522)		59,992,522

Corporate Notes - 0.9%

WestLB AG
2.33%, 1/14/2005		4,999,973
(cost $4,999,973)	5,000,000 a	4,999,973

U.S. Government Agencies - 37.5%

Federal Home Loan Banks, Discount Notes
1.25%, 1/3/2005		199,986,111
(cost $199,986,111)	200,000,000	199,986,111

Time Deposits - 50.4%

Branch Banking & Trust Co. (Grand Cayman)
2.16%, 1/3/2005	25,000,000	25,000,000
Chase Manhattan Bank USA (Grand Cayman)
2.25%, 1/3/2005	20,000,000	20,000,000
Danske Bank A/S (Grand Cayman)
2.25%, 1/3/2005	20,000,000	20,000,000
Fortis Bank (Grand Cayman)
2.25%, 1/3/2005	20,000,000	20,000,000
Harris Trust & Savings Bank (Nassau)
2.25%, 1/3/2005	20,000,000	20,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
2.25%, 1/3/2005	20,000,000	20,000,000
Marshall & Ilsley Bank (Grand Cayman)
1.50%, 1/3/2005	22,000,000	22,000,000
National City Bank (Grand Cayman)
2.13%, 1/3/2005	20,000,000	20,000,000
Nordea Bank Finland PLC (Grand Cayman)
2.27%, 1/3/2005	20,000,000	20,000,000
Regions Bank (Grand Cayman)
2.19%, 1/3/2005	20,000,000	20,000,000
Royal Bank of Canada (Grand Cayman)
2.25%, 1/3/2005	20,000,000	20,000,000
Societe Generale (Grand Cayman)
2.25%, 1/3/2005	20,000,000	20,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.75%, 1/3/2005	22,000,000	22,000,000
Total Time Deposits
(cost $269,000,000)		269,000,000

Total Investments (cost $533,978,606)	100.1%	533,978,606
Liabilities, Less Cash and Receivables	(0.1%)	(654,171)
Net Assets	100.0%	533,324,435

a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 23, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 23, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)